Accounting Policies - Net Investment in Direct Financing Lease (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($) property	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($) property	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) skilled_nursing_facility	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Financing Lease [Line Items]
Number of skilled nursing facilities (SNFs) under direct financing lease | skilled_nursing_facility					1
Income from investments in direct financing leases | $	$ 0.6	$ 0.6	$ 1.8	$ 1.8	$ 2.4	$ 2.4	$ 2.3
Skilled Nursing Facilities
Financing Lease [Line Items]
Number of skilled nursing facilities (SNFs) under direct financing lease | property	1		1